Summary of Consolidated Financial Statement by Segment (Parenthetical) (Detail) (Corporate and Other, USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Corporate and Other
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Write-off of bid costs previously capitalized and other legal and consulting costs	$ 10.2